AFL-CIO HOUSING INVESTMENT TRUST Competitive Returns · Union Construction Jobs · Housing Opportunities IBEW Sixth District Progress Meeting September 25, 2019

HIT Overview Confidential and Proprietary Information. 2 Mission: Returns · Construction Jobs · Affordable Housing x $6.4 billion investment grade fixed-income portfolio . x The AFL-CIO Housing Investment Trust (HIT or Trust) is a mutual fund in operation since 1984 (successor to the Mortgage Investment Trust, 1965). x 25 out of 26 consecutive years outperforming its benchmark on a gross basis, 16 of those years on a net basis. x 100% union construction requirement. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31, 2019 was 10.31%, 3.04%, 3.27% and 3.77%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. As of June 30, 2019, unless otherwise denoted

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Alexian Village Elk Grove Village, IL 30 East Adams Apts. Chicago, IL 2101 South Michigan Apts. Chicago, IL Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments Homestead at Montvale Springfield, IL Confidential and Proprietary Information. 3

x HIT invested $8.4 billion nationally since inception in 1984 x Financed 523 projects in 29 states and D.C. x $15.4 billion of total development (combined HIT & third-party financing) Output Results (1984-2019) Total Number of Projects 523 Union Job Creation 171.1 Million Hours Total Housing Units 115,223 (67% affordable) Construction Job Wages $6.0 Billion Total Jobs Created 183,554 Total Income Generated $12.1 Billion Total Economic Impact $30.6 Billion *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input- output based on HIT and its subsidiary Building America project data . Data current as of June 30 , 2019 . Economic impact data is in 2018 dollars and all other figures are nominal . HIT’s History of Impact Investing* Confidential and Proprietary Information. 4

Investments in Major HIT Markets*

(1984- 2019)	Illinois	Minnesota	New York	Massachusetts	Missouri	California	*Major Markets*	*Nationwide*
# of Projects	96	91	76	49	39	27	***378***	***523***
HIT Investment	$1.0 billion^	$1.3 billion	$1.8 billion^	$678.0 million^	$696.5 million	$439.9 million	***$5.9 billion***	***$8.4 billion^***
Total Development Cost	$2.1 billion	$1.9 billion	$4.0 billion	$1.8 billion	$1.2 billion	$759.9 million	***$11.8 billion***	***$15.4 billion***
Union Construction Hours	26.7 million	19.8 million	23.9 million	14.6 million	17.7 million	10.1 million	***110.7 million***	***171.1 million***
Housing Units (% affordable)	17,731 (70%)	11,891 (46%)	43,232 (92%)	5,629 (88%)	6,333 (45%)	4,063 (41%)	***88,879 (76%)***	***115,223 (67%)***
Total Economic Impact	$4.1 billion	$3.9 billion	$4.3 billion	$3.0 billion	$2.8 billion	$1.7 billion	***$19.8 billion***	***$30.6 billion***

**Source: Pinnacle Economics, Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and its subsidiary Building America project data. The data is current as of June 30, 2019. Economic impact data is in 2018 dollars and all other figures are nominal.*

^ In addition, Building America contributed NMTC allocations as follows: $10.0M in IL, $26.2M in NY, $35.6M in MA, $143.5M Nationwide

Confidential and Proprietary Information.
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HIT Investments: Housing in Illinois UNION FLATS ST PAUL ▪ HIT Commitment: $31 million ▪ Total Development Cost: $68.5 million ▪ Union Job Hours (estimated): 616,000 ▪ Total Housing Units: 217 ▪ All Units reserved for residents with incomes at or below 60 % of the area median income . 1 , 2 and 3 bedroom options within walking distance to Green Line Metro . ELEVATE AT SOUTHWEST STATION MINNEAPOLIS ▪ HIT Commitment: $49.5 million ▪ Total Development Cost: $63.5 million ▪ Union Job Hours (estimated): 541,000 ▪ Total Housing Units: 222 ▪ Environmentally sustainable and includes a green roof and rainwater collective system. Market and 20% affordable units. Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output based on HIT project data. Data current as of June 30, 2019. Confidential and Proprietary Information. 6

HIT Investments: Housing in Illinois



ZVAGO AT LAKE SUPERIOR
DULUTH

- HIT Commitment: $14 million
- Total Development Cost: $18.4 million
- Union Job Hours (estimated): 176,940
- Total Housing Units: 51
- Fourth Zvago Cooperative in MN (3 HIT)
  Senior housing cooperative units provide Seniors with affordable home ownership options.

WEST TOWN HOUSING PRESERVATION
CHICAGO

- HIT Commitment: $60.4 million
- Total Development Cost: $121.2 million
- Union Job Hours (estimated): 1,088,890
- Total Housing Units: 318 (100% affordable)
- Consists of 318-units across 68 individual properties located in the Near Northwest side of Chicago. All units participate in Section 8 rental assistance and long-term Housing Assistance Payment contracts. The location of West Town Housing, with easy access to downtown jobs and other amenities, makes them especially appealing to Section 8 recipients.



Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output based on HIT project data. Data current as of June 30, 2019.

Confidential and Proprietary Information. 7

x Documentation – 100% union requirement laid out in loan documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations Director ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. Labor Policies Success is Measured in the Implementation Confidential and Proprietary Information. 8

Zion Senior Cottages Zion, IL Investment Opportunities for the HIT x High demand for multifamily housing – especially affordable and workforce housing x Increase in household formation x Rise in rents x Not able to live near work Montclare Senior Residences of Englewood, Chicago, IL Liberty Meadows Estates Joliet, IL Confidential and Proprietary Information. 9

Mark Twain SRO Apartments Chicago, IL The Future of HIT under New Leadership Renewed Commitment to: x Lower Costs x Add New Authorities to help generate: x More Impact Investing x More Yield Villas at Crystal Lake Swansea, IL Lathrop Homes Phase IA Chicago, IL Confidential and Proprietary Information. 10

HIT is a Tool for Labor We Welcome Your Support Confidential and Proprietary Information. 11 “ Therefore, it is requested that … all affiliated local unions in order that their officials acting as custodian of treasury and special purpose funds or as a Labor Trustee of a negotiated plan might have the opportunity to favorably consider (supporting the HIT)” – George Meany, 1965 x Advocate to consultants and advisors – revisit HIT given recent changes and enhancements made to lower costs and increase construction-related investments x Identify Potential Projects – refer future deal opportunities to the HIT x Actively promote public policies that encourage the building of more affordable housing using building and construction trades unions

Confidential and Proprietary Information. 12 AFL-CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331-8055 www.aflcio-hit.com Paul Sommers Regional Director psommers@aflcio-hit.com 937-604-9681